EQUITY ACCOUNTED INVESTMENTS - Disclosure Of Financial Information Of Associates (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Total assets		$ 11,493	$ 1,440
Total liabilities		10,058	1,357
Equity		1,435	83	$ 66	$ 52
Total revenues		7,344	514	382
Total expenses		(7,394)	(512)	(376)
Current tax expense		(2)	(1)	0
Net income (loss)		(44)	1	6
Other comprehensive income (loss)		$ (15)	$ 3	$ 3
AEL
Disclosure of detailed information about financial instruments [line items]
Total assets	$ 78,318
Total liabilities	71,943
Accumulated other comprehensive income	1,957
Equity	4,418
Total revenues	1,618
Total expenses	(1,491)
Current tax expense	(29)
Preferred stock dividends	(22)
Net income (loss)	76
Other comprehensive income (loss)	$ 452